Commitments, contingencies and guarantees - Maturities of purchase obligations (Detail) - Other commitments [Member] ¥ in Millions	Mar. 31, 2020 JPY (¥)
Purchase obligations [Line Items]
Purchase obligations, Total	¥ 126,949
Less than 1 year	20,523
1 to 2 years	24,206
2 to 3 years	11,514
3 to 4 years	8,280
4 to 5 years	112
More than 5 years	¥ 62,314